S000009420 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	236 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.22%
Dow Jones U.S. Select Investment Services Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	26.41%	20.00%	18.16%
iShares U.S. Broker-Dealers & Securities Exchanges ETF
Prospectus [Line Items]
Average Annual Return, Percent	25.94%	19.53%	17.72%
Performance Inception Date				May 01, 2006
iShares U.S. Broker-Dealers & Securities Exchanges ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.62%	19.08%	17.26%
iShares U.S. Broker-Dealers & Securities Exchanges ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.54%	15.81%	15.00%